Right of Use Assets and Operating Lease Liability - Schedule of Information Pertaining to Lease Amounts Recognized and Lease Cost (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Information Pertaining to Lease Amounts Recognized and Lease Cost [Abstract]
Leasehold buildings	$ 4,104,285	$ 4,014,297
Accumulated amortization	(2,581,681)	(2,512,571)
ROU assets, net of accumulated amortization	1,522,604	1,501,726
Lease costs:
Operating lease costs	527,700	827,349
Short-term lease costs	208,325	576,841
Total lease costs	736,025	1,404,190
Supplemental cash flow information:
Operating cash flows from operating leases	481,321	678,818
Right-of-use obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term (years):
Operating leases	1 year 8 months 23 days	2 years 2 months 1 day